CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	1 Months Ended
	Aug. 31, 2021	Oct. 28, 2022	Sep. 29, 2022
Statement [Line Items]
Ordinary shares, shares outstanding		23,264,839	28,750,000
Sponsor
Statement [Line Items]
Number Of Shares Surrendered	1,437,500
Stock issued during the period for services value	$ 0
Ordinary shares, shares outstanding	5,750,000